Loans - Contractual maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Financial assets
Loans	$ 851,853	$ 806,767
Gross amount
Financial assets
Loans	856,362	811,335
Gross amount | Australia
Financial assets
Loans	749,537	708,928
Gross amount | Australia | Housing
Financial assets
Loans	518,654	503,271
Gross amount | Australia | Personal
Financial assets
Loans	9,043	10,174
Gross amount | Australia | Business
Financial assets
Loans	221,840	195,483
Gross amount | New Zealand
Financial assets
Loans	94,269	94,597
Gross amount | New Zealand | Housing
Financial assets
Loans	62,672	62,484
Gross amount | New Zealand | Personal
Financial assets
Loans	1,043	1,058
Gross amount | New Zealand | Business
Financial assets
Loans	30,554	31,055
Gross amount | Other overseas
Financial assets
Loans	12,556	$ 7,810
Gross amount | Up to 1 year
Financial assets
Loans	101,587
Gross amount | Up to 1 year | Australia
Financial assets
Loans	76,114
Gross amount | Up to 1 year | Australia | Housing
Financial assets
Loans	4,669
Gross amount | Up to 1 year | Australia | Personal
Financial assets
Loans	6,145
Gross amount | Up to 1 year | Australia | Business
Financial assets
Loans	65,300
Gross amount | Up to 1 year | New Zealand
Financial assets
Loans	21,041
Gross amount | Up to 1 year | New Zealand | Housing
Financial assets
Loans	152
Gross amount | Up to 1 year | New Zealand | Personal
Financial assets
Loans	830
Gross amount | Up to 1 year | New Zealand | Business
Financial assets
Loans	20,059
Gross amount | Up to 1 year | Other overseas
Financial assets
Loans	4,432
Gross amount | Over 1 year to 5 years
Financial assets
Loans	158,027
Gross amount | Over 1 year to 5 years | Australia
Financial assets
Loans	140,069
Gross amount | Over 1 year to 5 years | Australia | Housing
Financial assets
Loans	952
Gross amount | Over 1 year to 5 years | Australia | Personal
Financial assets
Loans	2,254
Gross amount | Over 1 year to 5 years | Australia | Business
Financial assets
Loans	136,863
Gross amount | Over 1 year to 5 years | New Zealand
Financial assets
Loans	11,046
Gross amount | Over 1 year to 5 years | New Zealand | Housing
Financial assets
Loans	560
Gross amount | Over 1 year to 5 years | New Zealand | Personal
Financial assets
Loans	211
Gross amount | Over 1 year to 5 years | New Zealand | Business
Financial assets
Loans	10,275
Gross amount | Over 1 year to 5 years | Other overseas
Financial assets
Loans	6,912
Gross amount | Over 5 years to 15 years
Financial assets
Loans	39,006
Gross amount | Over 5 years to 15 years | Australia
Financial assets
Loans	33,330
Gross amount | Over 5 years to 15 years | Australia | Housing
Financial assets
Loans	21,853
Gross amount | Over 5 years to 15 years | Australia | Personal
Financial assets
Loans	644
Gross amount | Over 5 years to 15 years | Australia | Business
Financial assets
Loans	10,833
Gross amount | Over 5 years to 15 years | New Zealand
Financial assets
Loans	4,464
Gross amount | Over 5 years to 15 years | New Zealand | Housing
Financial assets
Loans	4,244
Gross amount | Over 5 years to 15 years | New Zealand | Personal
Financial assets
Loans	2
Gross amount | Over 5 years to 15 years | New Zealand | Business
Financial assets
Loans	218
Gross amount | Over 5 years to 15 years | Other overseas
Financial assets
Loans	1,212
Gross amount | Over 15 years
Financial assets
Loans	557,742
Gross amount | Over 15 years | Australia
Financial assets
Loans	500,024
Gross amount | Over 15 years | Australia | Housing
Financial assets
Loans	491,180
Gross amount | Over 15 years | Australia | Business
Financial assets
Loans	8,844
Gross amount | Over 15 years | New Zealand
Financial assets
Loans	57,718
Gross amount | Over 15 years | New Zealand | Housing
Financial assets
Loans	57,716
Gross amount | Over 15 years | New Zealand | Business
Financial assets
Loans	$ 2